Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV Reinsurance

(In millions)	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2016
Life insurance in force at end of year	$56,356	$65,050	$9,591	$897	1,069.2%
Premiums	448	228	20	240	8.3%
Year ended December 31, 2015
Life insurance in force at end of year	77,994	83,548	10,123	4,569	221.6%
Premiums	445	274	24	195	12.3%
Year ended December 31, 2014
Life insurance in force at end of year	132,755	142,660	10,748	843	1,275.0%
Premiums	387	315	28	100	28.0%